Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pacer Trendpilot® US Large Cap ETF | Pacer Trendpilot® US Large Cap ETF Class
Prospectus [Line Items]
Annual Return [Percent]	5.15%	24.26%	16.75%	(8.60%)	27.91%	(1.16%)	17.67%	1.67%	21.01%	4.57%
Pacer Trendpilot® US Mid Cap ETF | Pacer Trendpilot® US Mid Cap ETF Class
Prospectus [Line Items]
Annual Return [Percent]	(1.52%)	13.33%	7.27%	(13.90%)	12.08%	6.82%	1.01%	0.07%	17.58%	15.58%
Pacer Trendpilot® 100 ETF | Pacer Trendpilot® 100 ETF Class
Prospectus [Line Items]
Annual Return [Percent]	7.08%	15.58%	34.85%	(16.25%)	13.60%	28.96%	24.22%	8.85%	32.06%	(3.89%)
Pacer Trendpilot® European Index ETF | Pacer Trendpilot® European Index ETF Class
Prospectus [Line Items]
Annual Return [Percent]	31.10%	(0.23%)	12.09%	(7.25%)	12.84%	(18.90%)	13.45%	(15.98%)	28.06%	(4.54%)
Pacer Trendpilot® International ETF | Pacer Trendpilot® International ETF Class
Prospectus [Line Items]
Annual Return [Percent]	17.60%	3.68%	14.34%	(14.48%)	11.42%	(0.16%)
Pacer Trendpilot® US Bond ETF | Pacer Trendpilot® US Bond ETF Class
Prospectus [Line Items]
Annual Return [Percent]	2.44%	4.17%	9.10%	(20.85%)	1.01%	10.65%
Pacer Trendpilot® Fund of Funds ETF | Pacer Trendpilot® Fund of Funds ETF Class
Prospectus [Line Items]
Annual Return [Percent]	5.89%	11.88%	16.40%	(15.17%)	12.85%	4.72%
Pacer US Cash Cows 100 ETF | Pacer US Cash Cows 100 ETF Class
Prospectus [Line Items]
Annual Return [Percent]	8.99%	10.68%	14.78%	0.25%	42.48%	11.58%	23.21%	(9.30%)	19.53%
Pacer US Small Cap Cash Cows ETF | Pacer US Small Cap Cash Cows ETF Class
Prospectus [Line Items]
Annual Return [Percent]	2.34%	(7.45%)	35.54%	(15.18%)	40.50%	16.31%	18.54%	(9.71%)
Pacer Global Cash Cows Dividend ETF | Pacer Global Cash Cows Dividend ETF Class
Prospectus [Line Items]
Annual Return [Percent]	27.56%	3.56%	13.69%	6.09%	13.86%	(4.07%)	17.53%	(7.56%)	20.63%
Pacer Developed Markets International Cash Cows 100 ETF | Pacer Developed Markets International Cash Cows 100 ETF Class
Prospectus [Line Items]
Annual Return [Percent]	36.71%	(2.24%)	18.64%	(7.43%)	10.62%	7.75%	17.23%	(13.34%)
Pacer Emerging Markets Cash Cows 100 ETF | Pacer Emerging Markets Cash Cows 100 ETF Class
Prospectus [Line Items]
Annual Return [Percent]	30.89%	4.62%	15.90%	(19.34%)	7.67%	(3.39%)
Pacer US Large Cap Cash Cows Growth Leaders ETF | Pacer US Large Cap Cash Cows Growth Leaders ETF Class
Prospectus [Line Items]
Annual Return [Percent]	10.33%	34.91%	20.57%
Pacer US Small Cap Cash Cows Growth Leaders ETF | Pacer US Small Cap Cash Cows Growth Leaders ETF Class
Prospectus [Line Items]
Annual Return [Percent]	0.27%	6.81%
Pacer US Cash Cows Growth ETF | Pacer US Cash Cows Growth ETF Class
Prospectus [Line Items]
Annual Return [Percent]	19.20%	28.27%	3.06%	(16.28%)	32.71%	27.27%
Pacer Cash Cows Fund of Funds ETF | Pacer Cash Cows Fund of Funds ETF Class
Prospectus [Line Items]
Annual Return [Percent]	18.91%	5.77%	17.03%	(6.75%)	28.05%	11.53%
Pacer US Export Leaders ETF | Pacer US Export Leaders ETF Class
Prospectus [Line Items]
Annual Return [Percent]	26.73%	6.02%	24.50%	(20.42%)	29.88%	25.02%	39.46%
Pacer Industrial Real Estate ETF | Pacer Industrial Real Estate ETF Class
Prospectus [Line Items]
Annual Return [Percent]	8.16%	(12.45%)	17.10%	(32.24%)	54.28%	12.60%	42.10%
Pacer Data & Infrastructure Real Estate ETF | Pacer Data & Infrastructure Real Estate ETF Class
Prospectus [Line Items]
Annual Return [Percent]	(1.86%)	2.55%	6.97%	(31.77%)	22.00%	12.04%	41.76%
Pacer WealthShield ETF | Pacer WealthShield ETF Class
Prospectus [Line Items]
Annual Return [Percent]	8.66%	13.98%	(3.55%)	(12.20%)	14.66%	21.88%	1.54%	(2.87%)
Pacer Lunt Large Cap Alternator ETF | Pacer Lunt Large Cap Alternator ETF Class
Prospectus [Line Items]
Annual Return [Percent]	16.67%	12.32%	(15.88%)	(10.69%)	45.30%
Pacer Lunt MidCap Multi-Factor Alternator ETF | Pacer Lunt MidCap Multi-Factor Alternator ETF Class
Prospectus [Line Items]
Annual Return [Percent]	1.51%	26.23%	19.28%	(12.12%)	13.24%
Pacer Lunt Large Cap Multi-Factor Alternator ETF | Pacer Lunt Large Cap Multi-Factor Alternator ETF Class
Prospectus [Line Items]
Annual Return [Percent]	7.33%	21.44%	17.33%	(14.71%)	40.99%
Pacer Aristotle Pacific Floating Rate High Income ETF | Pacer Aristotle Pacific Floating Rate High Income ETF Class
Prospectus [Line Items]
Annual Return [Percent]	6.34%	9.08%	14.61%	(2.71%)	3.43%	2.51%	9.50%	(0.65%)	1.39%	9.01%
Pacer Data and Digital Revolution ETF | Pacer Data and Digital Revolution ETF Class
Prospectus [Line Items]
Annual Return [Percent]	26.84%	38.31%	67.07%
Pacer Industrials and Logistics ETF | Pacer Industrials and Logistics ETF Class
Prospectus [Line Items]
Annual Return [Percent]	12.77%	1.37%	21.09%
Pacer MSCI World Industry Advantage ETF | Pacer MSCI World Industry Advantage ETF Class
Prospectus [Line Items]
Annual Return [Percent]	19.94%
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF | Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF Class
Prospectus [Line Items]
Annual Return [Percent]	14.67%
Pacer Nasdaq International Patent Leaders ETF | Pacer Nasdaq International Patent Leaders ETF Class
Prospectus [Line Items]
Annual Return [Percent]	39.46%